Summary of Significant Accounting Policies Asset Retirement Obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Current Fiscal Year End Date	--12-31
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance at January 1	$ 69.6	$ 63.3
Accretion expense	3.1	2.8
Revisions in estimated cash flows	2.4	3.6
Liabilities settled	0.0	(0.1)
Balance at December 31	$ 75.1	$ 69.6